Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

27.    Fair Value Measurements

Assets Measured at Fair Value on a Recurring Basis

As of December 31, 2011, we did not hold any financial liabilities that are recognized at fair value in the financial statements on a recurring or non-recurring basis. The following tables set forth the fair value of our financial assets measured at fair value on a recurring basis, as of December 31, of each year (in millions):

2011	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$271.7	$—	$—	$271.7
Restricted cash and cash equivalents— current	2.6	—	—	2.6
Restricted cash and cash equivalents— non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	0.3	—	—	0.3

Total	$288.3	$—	$—	$288.3

2010	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$422.5	$—	$—	$422.5
Restricted cash — current	208.2	—	—	208.2
Restricted cash — non-current	14.9	—	—	14.9
Available-for-sale equity securities — current	2.0	—	—	2.0
Available-for-sale debt securities — non-current	—	—	0.2	0.2

Total	$647.6	$—	$0.2	$647.8

As of December 31, 2011, the fair value of our Level 1 assets was $288.3 million (2010: $647.6 million), primarily consisting of bank deposits, holdings in U.S. Treasuries funds, restricted cash, and marketable equity securities in emerging pharmaceutical and biotechnology companies. Included in this amount were net unrealized gains of $Nil (2010: $1.6 million) related to marketable equity securities.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial assets, which were measured at fair value on a recurring basis, as of December 31, of each year (in millions).

2011	Auction Rate Securities
Beginning balance at January 1, 2011	$0.2
Realized gains included in net investment gains	—
Unrealized losses included in other comprehensive income	—
Disposals	(0.2)

Ending balance at December 31, 2011	$—

2010	Auction Rate Securities	Warrants	Total
Beginning balance at January 1, 2010	$0.4	$0.4	$0.8
Realized gains included in net investment gains	—	1.2	1.2
Unrealized losses included in other comprehensive income	(0.2)	—	(0.2)
Redemptions	—	(1.6)	(1.6)

Ending balance at December 31, 2010	$0.2	$—	$0.2

As of December 31, 2011, we held $Nil (2010: $0.2 million) investments, which were measured using unobservable (Level 3) inputs. At December 31, 2010, our investments, which were measured using unobservable (Level 3) inputs, consisted entirely of investments in ARS.

We disposed of the ARS during 2011. Prior to disposal, ARS were valued by a third-party valuation firm, which primarily used a discounted cash flow model (expected cash flows of the ARS were discounted using a yield that incorporates compensation for illiquidity) in combination with a market comparables method, where the ARS were valued based on indications (from the secondary market) of what discounts buyers demand when purchasing similar collateral debt obligations. The secondary market indications were given less weight in this approach due to the lack of data on trades in securities that are substantially similar to the ARS.

Assets Measured at Fair Value on a Non-recurring Basis

We measure certain assets, including equity investments in privately held companies, at fair value on a nonrecurring basis. These assets are recognized at fair value when they are deemed to be other-than-temporarily impaired. We did not recognize any impairment charges relating to these assets during 2011 (2010: $Nil).

Debt Instruments

Principal amounts and fair values (based on unadjusted quoted prices) of our debt instruments at December 31 consisted of the following (in millions):

	2011		2010
	Principal Amount	Fair Value	Principal Amount	Fair Value
2016 Notes issued October 2009	$472.1	$503.4	$625.0	$624.2
2016 Notes issued August 2010	152.4	161.7	200.0	193.4
2013 Fixed Rate Notes	—	—	449.5	458.5
2013 Floating Rate Notes	—	—	10.5	10.5

Total debt instruments	$624.5	$665.1	$1,285.0	$1,286.6

Refer to Note 22 for a reconciliation of the aggregate principal amount of the debt to the carrying amount.